Share-Based Payment and Related Stock Option Plan - Summary of the Company's Exercisable Stock Options (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Range of exercise prices, Lower Range Limit	$ 80.87	$ 80.87
Range of exercise prices, Upper Range Limit	$ 202.18	$ 202.18
Number	153,898	85,110
Weighted average remaining contractual term (in years)	7 years 3 months 18 days	8 years 3 months 18 days
Weighted average exercise price	$ 141.53	$ 141.53